UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-08861
Morgan Stanley Value Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York 10036 (Address of principal executive offices)	(Zip code)
Ronald E. Robison
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6990
Date of fiscal year end: September 30, 2008
Date of reporting period: June 30, 2008
Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Value Fund
Portfolio of Investments June 30, 2008 (unaudited)

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (98.4%)
	Airlines (1.0%)
125,400	Southwest Airlines Co.	$1,635,216

	Aluminum (0.4%)
18,900	Alcoa, Inc.	673,218

	Beverages: Non-Alcoholic (2.4%)
56,500	Coca-Cola Co. (The)	2,936,870
52,512	Dr. Pepper Snapple Group	1,101,702

		4,038,572

	Cable/Satellite TV (3.7%)
326,650	Comcast Corp. (Class A)	6,196,551

	Catalog/Specialty Distribution (0.9%)
106,150	Liberty Media Corp — Interactive (Series A) (a)	1,566,774

	Chemicals: Major Diversified (2.7%)
70,297	Du Pont (E.I.) de Nemours & Co.	3,015,038
34,800	Rohm & Haas Co.	1,616,112

		4,631,150

	Computer Processing Hardware (2.0%)
100,400	Dell Inc. (a)	2,196,752
28,200	Hewlett-Packard Co.	1,246,722

		3,443,474

	Data Processing Services (0.7%)
36,900	Western Union Co.	912,168

	Department Stores (1.2%)
49,900	Macy’s Inc.	969,058
29,900	Penney (J.C.) Co., Inc.	1,085,071

		2,054,129

	Discount Stores (4.2%)
125,700	Wal-Mart Stores, Inc.	7,064,340

	Drugstore Chains (1.3%)
48,500	CVS Caremark Corp.	1,919,145

	Electronic Components (0.3%)
62,800	Flextronics International Ltd. (Singapore) (a)	590,320

	Electronic Production Equipment (0.4%)
18,500	KLA-Tencor Corp.	753,135

	Finance/Rental/Leasing (0.8%)
18,400	Fannie Mae	358,984
65,100	Freddie Mac	1,067,640

		1,426,624

	Financial Conglomerates (3.7%)
207,900	Citigroup, Inc.	3,484,404
82,000	JPMorgan Chase & Co.	2,813,420

		6,297,824

	Food: Major Diversified (5.5%)
156,437	Kraft Foods Inc. (Class A)	4,450,633
54,500	Sara Lee Corp.	667,625
149,600	Unilever N.V. (NY Registered Shares) (Netherlands)	4,248,640

		9,366,898

	Food: Specialty/Candy (2.3%)
76,416	Cadbury Schweeppers PLC (ADR) (United Kingdom)	3,845,253

	Home Improvement Chains (1.1%)
38,200	Home Depot, Inc. (The)	894,644
43,800	Lowe’s Companies, Inc.	908,850

		1,803,494

NUMBER OF
SHARES		VALUE
	Household/Personal Care (2.4%)
46,400	Kimberly-Clark Corp.	2,773,792
21,100	Procter & Gamble Co. (The)	1,283,091

		4,056,883

	Industrial Conglomerates (1.0%)
65,000	General Electric Co.	1,734,850

	Information Technology Services (2.1%)
18,100	Computer Sciences Corp. (a)	847,804
22,900	International Business Machines Corp.	2,714,337

		3,562,141

	Investment Banks/Brokers (0.9%)
45,900	Merrill Lynch & Co., Inc.	1,455,489

	Life/Health Insurance (2.8%)
10,900	AFLAC, Inc.	684,520
32,800	Genworth Financial Inc. (Class A)	584,168
35,600	MetLife, Inc.	1,878,612
27,600	Torchmark Corp.	1,618,740

		4,766,040

	Major Banks (10.1%)
208,500	Bank of America Corp.	4,976,895
86,079	Bank of New York Mellon Corp.	3,256,369
9,100	Barclays PLC (ADR) (United Kingdom)	210,665
37,400	PNC Financial Services Group, Inc.	2,135,540
45,700	U.S. Bancorp	1,274,573
177,146	Wachovia Corp.	2,751,077
106,400	Wells Fargo & Co.	2,527,000

		17,073,105

	Major Telecommunications (5.7%)
102,100	AT&T Inc.	3,439,749
172,700	Verizon Communications, Inc.	6,113,580

		9,553,329

	Managed Health Care (0.7%)
22,200	UnitedHealth Group Inc.	582,750
13,400	WellPoint Inc. (a)	638,644

		1,221,394

	Media Conglomerates (6.8%)
127,900	News Corp. (Class B)	1,963,265
314,300	Time Warner, Inc.	4,651,640
160,500	Viacom Inc. (Class B) (a)	4,901,670

		11,516,575

	Medical Distributors (1.6%)
51,700	Cardinal Health, Inc.	2,666,686

	Medical Specialties (0.9%)
124,000	Boston Scientific Corp. (a)	1,523,960

	Movies/Entertainment (1.0%)
71,800	Liberty Media Corp. — Entertainment (Series A) (a)	1,739,714

	Multi-Line Insurance (1.4%)
40,300	American International Group, Inc.	1,066,338
19,800	Hartford Financial Services Group, Inc. (The)	1,278,486

		2,344,824

	Packaged Software (0.5%)
33,100	Microsoft Corp.	910,581

	Pharmaceuticals: Major (13.3%)
45,300	Abbott Laboratories	2,399,541
280,500	Bristol-Myers Squibb Co.	5,758,665
27,500	GlaxoSmithKline PLC (ADR) (United Kingdom)	1,216,050
46,600	Lilly (Eli) & Co.	2,151,056
160,200	Pfizer, Inc.	2,798,694
7,500	Roche Holdings Ltd. (ADR) (Switzerland)	672,525
215,000	Schering-Plough Corp.	4,233,350
69,600	Wyeth	3,338,016

		22,567,897

NUMBER OF
SHARES		VALUE
	Property — Casualty Insurers (5.0%)
400	Berkshire Hathaway Inc. (Class B) (a)	1,604,800
106,480	Chubb Corp. (The)	5,218,585
37,425	St. Paul Travelers Companies, Inc. (The)	1,624,245

		8,425,930

	Pulp & Paper (4.0%)
293,842	International Paper Co.	6,846,519

	Semiconductors (0.7%)
58,400	Intel Corp.	1,254,432

	Telecommunication Equipment (0.5%)
47,900	Alcatel-Lucent (ADR) (France)	289,316
49,400	Telefonaktiebolaget LM Ericsson (ADR) (Sweden)	513,760

		803,076

	Tobacco (2.1%)
52,800	Altria Group, Inc.	1,085,567
48,900	Philip Morris International Inc. (a)	2,415,171

		3,500,738

	TOTAL COMMON STOCKS (Cost $181,306,688)	165,823,162

NUMBER OF
SHARES (000)
	SHORT-TERM INVESTMENT (b) (1.3%)
	Investment Company
2,100	Morgan Stanley Institutional Liquidity Government Portfolio — Institutional Class (Cost $2,099,645)		2,099,645

	TOTAL INVESTMENTS (Cost $183,406,333) (c)	99.7%	167,922,807
	OTHER ASSETS IN EXCESS OF LIABILITIES	0.3	483,865

	NET ASSETS	100.0%	$168,406,672

ADR	American Depositary Receipt.

(a)	Non-income producing security.

(b)	The Fund invests in Morgan Stanley Institutional Liquidity Government Portfolio — Institutional Class,

an open-end management investment company managed by the Investment Adviser.

Investment Advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Government

Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity

Government Portfolio — Institutional Class.

(c)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

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SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Value Fund
/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 15, 2008
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 15, 2008
/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 15, 2008

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